Annual Fund Operating Expenses - The BeeHive ETF [Member]	Apr. 28, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.84%	[2]

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets found in the Financial Highlights of the statutory prospectus because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.